Internalization - Schedule of Reconciliation of Earnout Liability Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - Level 3 [Member]
$ in Thousands
6 Months Ended
Jun. 30, 2026 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of earnout liability at IPO	$ 24,223
Change in fair value	1,694
Fair value of earnout liability at June 30, 2026	$ 25,917